Amounts Recognized in Consolidated Balance Sheet, Pension (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ (7)	$ (15)
Noncurrent liabilities	(154,460)	(274,815)
Net Amount Recognized	(154,467)	(274,830)
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	998	4,297
Current liabilities	(512)	(468)
Noncurrent liabilities	(16,442)	(21,429)
Net Amount Recognized	$ (15,956)	$ (17,600)